Other non-current liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Other non-current liabilities [Abstract]
Accruals	$ 39.9	$ 50.4
Total other non-current liabilities	39.9	50.4	[1]
Accrued employee benefit liability	30.6	33.3
Contractual IT liability	$ 5.9	$ 6.6

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.